Voya Natural Resources Equity Income Fund	PORTFOLIO OF INVESTMENTS
as of November 30, 2020 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 107.7%
	Canada: 27.2%
13,571	Agnico-Eagle Mines Ltd.	$ 893,922	1.4
26,493	Alamos Gold, Inc.	219,097	0.3
79,996	B2Gold Corp.	446,378	0.7
89,171	Barrick Gold Corp.	2,063,417	3.2
16,854	Cameco Corp.	168,877	0.3
55,751	Canadian Natural Resources Ltd.	1,273,353	1.9
70,990	Cenovus Energy, Inc.	352,110	0.5
93,342	Enbridge, Inc.	2,913,204	4.4
10,387	Franco-Nevada Corp.	1,381,887	2.1
86,179	Kinross Gold Corp.	615,318	0.9
11,341	Kirkland Lake Gold Ltd.	464,754	0.7
5,319	Norbord, Inc.	199,994	0.3
13,865	(1) Novagold Resources, Inc.	138,095	0.2
13,693	PAN American Silver Corp.	404,354	0.6
33,080	Pembina Pipeline Corp.	843,209	1.3
91,322	Suncor Energy, Inc.	1,469,371	2.2
53,325	TC Energy Corp.	2,342,567	3.6
13,986	Teck Cominco Ltd. - Class B	220,979	0.3
27,691	Wheaton Precious Metals Corp.	1,083,826	1.7
68,553	Yamana Gold, Inc.	357,847	0.6
		17,852,559	27.2

	United Kingdom: 1.8%
63,352	Amcor PLC	717,778	1.1
53,791	TechnipFMC PLC	447,003	0.7
		1,164,781	1.8

	United States: 78.7%
18,048	Apache Corp.	232,639	0.4
1,911	Aptargroup, Inc.	241,397	0.4
5,094	Avery Dennison Corp.	760,738	1.2
22,882	Baker Hughes Co.	428,351	0.7
14,058	Ball Corp.	1,349,709	2.1
12,976	(1) Berry Global Group, Inc.	687,728	1.0
21,323	Cabot Oil & Gas Corp.	373,579	0.6
8,065	(1) Cheniere Energy, Inc.	457,205	0.7
87,972	Chevron Corp.	7,669,399	11.7
12,777	Cimarex Energy Co.	459,333	0.7
4,640	Compass Minerals International, Inc.	289,814	0.4
15,645	Concho Resources, Inc./Midland TX	899,275	1.4
50,039	ConocoPhillips	1,979,543	3.0
11,475	(1) Crown Holdings, Inc.	1,081,519	1.6
21,370	Devon Energy Corp.	298,966	0.5
12,235	Diamondback Energy, Inc.	488,911	0.7
37,745	EOG Resources, Inc.	1,769,486	2.7
13,063	EQT Corp.	194,377	0.3
38,558	Equitrans Midstream Corp.	314,633	0.5
167,531	Exxon Mobil Corp.	6,387,957	9.7
80,589	Freeport-McMoRan, Inc.	1,884,977	2.9
47,491	Halliburton Co.	787,876	1.2
15,580	Hess Corp.	735,064	1.1
14,270	International Paper Co.	706,080	1.1
116,349	Kinder Morgan, Inc.	1,673,099	2.5
15,200	Louisiana-Pacific Corp.	520,296	0.8
35,085	Marathon Petroleum Corp.	1,364,105	2.1
3,263	Martin Marietta Materials, Inc.	866,751	1.3
43,266	National Oilwell Varco, Inc.	530,441	0.8
39,066	Newmont Corp.	2,297,862	3.5
41,336	Occidental Petroleum Corp.	651,455	1.0
16,452	Oneok, Inc.	590,133	0.9
8,162	Packaging Corp. of America	1,061,060	1.6
32,396	Parsley Energy, Inc. - Class A	405,922	0.6
27,828	Phillips 66	1,685,820	2.6
11,422	Pioneer Natural Resources Co.	1,148,825	1.8
4,884	Royal Gold, Inc.	539,535	0.8
79,266	Schlumberger NV	1,647,940	2.5
9,468	Sealed Air Corp.	426,628	0.6
3,612	Sonoco Products Co.	209,713	0.3
18,318	(1) Summit Materials, Inc.	348,042	0.5
20,663	Targa Resources Corp.	485,580	0.7
18,559	Valero Energy Corp.	997,917	1.5
6,880	Vulcan Materials Co.	960,792	1.5
18,287	WestRock Co.	771,894	1.2
77,922	Williams Cos., Inc.	1,634,804	2.5
12,040	World Fuel Services Corp.	342,177	0.5
		51,639,347	78.7

	Total Common Stock
	(Cost $101,550,975)	70,656,687	107.7

SHORT-TERM INVESTMENTS: 0.7%
	Mutual Funds: 0.7%
459,000	(2) BlackRock Liquidity Funds, FedFund, Institutional Class, 0.000%
	(Cost $459,000)	459,000	0.7

	Total Short-Term Investments
	(Cost $459,000)	459,000	0.7

	Total Investments in Securities (Cost $102,009,975)	$ 71,115,687	108.4
	Liabilities in Excess of Other Assets	(5,535,820)	(8.4)
	Net Assets	$ 65,579,867	100.0

(1)	Non-income producing security.
(2)	Rate shown is the 7-day yield as of November 30, 2020.

Industry Diversification	Percentage of Net Assets
Integrated Oil & Gas	25.1%
Oil & Gas Exploration & Production	15.0
Oil & Gas Storage & Transportation	10.8
Gold	9.5%

Voya Natural Resources Equity Income Fund	PORTFOLIO OF INVESTMENTS
as of November 30, 2020 (Unaudited)(Continued)

Mining	7.0
Oil & Gas Refining & Marketing	6.2
Pipelines	5.4
Oil & Gas Equipment & Services	5.2
Paper Packaging	5.1
Metal & Glass Containers	4.7
Diversified Metals & Mining	3.6
Construction Materials	2.8
Materials	2.3
Packaging&Containers	1.1
Utilities	0.9
Building Materials	0.8
Energy	0.8
Oil & Gas	0.7
Oil&Gas Services	0.7
Short-Term Investments	0.7
Liabilities in Excess of Other Assets	(8.4)
Net Assets	100.0%

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of November 30, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at November 30, 2020
Asset Table
Investments, at fair value
Common Stock*	$70,656,687	$–	$–	$70,656,687
Short-Term Investments	459,000	–	–	459,000
Total Investments, at fair value	$71,115,687	$–	$–	$71,115,687
Liabilities Table
Other Financial Instruments+
Written Options	$–	$(5,758,416)	$–	$(5,758,416)
Total Liabilities	$–	$(5,758,416)	$–	$(5,758,416)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At November 30, 2020, the following OTC written equity options were outstanding for Voya Natural Resources Equity Income Fund:

Description	Counterparty	Put/Call	Expiration Date	Exercise Price	Number of Contracts	Notional Amount	Premiums Received	Fair Value

Energy Select Sector SPDR® Fund	UBS AG	Call	12/04/20	USD 29.290	738,161	USD 27,134,798	$1,155,370	$(5,515,392)
Materials Select Sector SPDR® Fund	Goldman Sachs International	Call	12/18/20	USD 71.160	64,507	USD 4,579,352	66,597	(112,302)
SPDR S&P Oil & Gas Exploration & Production ETF	Goldman Sachs International	Call	12/18/20	USD 54.660	34,575	USD 1,869,125	59,759	(88,960)

Voya Natural Resources Equity Income Fund	PORTFOLIO OF INVESTMENTS
as of November 30, 2020 (Unaudited)(Continued)

Description	Counterparty		Expiration Date	Exercise Price	Number of Contracts	Notional Amount	Premiums Received	Fair Value
VanEck Vectors Gold Miners ETF	Citibank N.A.	Call	12/18/20	USD 36.620	94,708	USD 3,284,473	$100,637	$(41,762)
							$1,382,363	$(5,758,416)

Currency Abbreviations
USD	-	United States Dollar

At November 30, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $100,599,772.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$ 6,146,525
Gross Unrealized Depreciation	(41,387,976)
Net Unrealized Depreciation	$ (35,241,451)